As filed with the Securities and Exchange Commission on February 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22310

ETF Managers Trust

(Exact name of registrant as specified in charter)

30 Maple Street, 2nd Floor
 Summit, NJ 07901

(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

(Name and address of agent for service)

(908) 897-0518

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.7%
Metals & Mining - 99.7%
Canada - 81.1%
Alexco Resource Corporation (a)	760,719	$1,026,971
Americas Silver Corporation (a)	460,719	1,200,995
Aurcana Corporation (a)	771,816	201,196
Bear Creek Mining Corporation (a) *	1,186,955	2,077,492
Endeavour Silver Corporation (a)	670,635	2,360,635
Excellon Resources, Inc. (a) *	2,232,033	2,726,350
First Majestic Silver Corporation (a)	821,409	6,267,351
Fortuna Silver Mines, Inc. (a)	434,838	2,458,139
Great Panther Silver Ltd. (a)	1,273,490	2,113,993
IMPACT Silver Corporation (a)	497,355	240,778
Kootenay Silver, Inc. (a)	950,170	222,920
MAG Silver Corporation (a)	211,466	2,327,835
Mandalay Resources Corporation (a)	3,376,970	2,012,122
Minco Silver Corporation (a)	286,763	228,530
Mirasol Resources Ltd. (a)	137,219	154,322
Pan American Silver Corporation (a)	435,261	6,564,656
Sabina Gold & Silver Corporation (a)	1,502,344	1,096,561
Santacruz Silver Mining Ltd. (a)	1,061,023	244,976
Sierra Metals, Inc. (a)	119,257	182,973
Silver Standard Resources, Inc. (a)	249,099	2,228,190
Silvercorp Metals, Inc. (a)	887,876	2,069,826
Trevali Mining Corporation (a)	2,470,912	2,079,567
Total Canada		40,086,378

United Kingdom - 4.5%
Hochschild Mining PLC	848,560	2,211,807

United States - 14.1%
Coeur Mining, Inc. (a)	741,292	6,738,344
Golden Minerals Co. (a)	340,513	197,532
Total United States		6,935,876
Total Metals & Mining		49,234,061

TOTAL COMMON STOCKS (Cost $61,909,608)		49,234,061

Total Investments (Cost $61,909,608) - 99.7%		49,234,061
Other Assets in Excess of Liabilities - 0.3%		152,313
TOTAL NET ASSETS - 100.0%		$49,386,374

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Illiquid Security - At December 31, 2016, the value of these securities amount to $4,803,842 or 9.7% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Big Data ETF
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.8%
Australia - 2.7%
Internet Software & Services - 2.7%
iSentia Group Ltd.	29,854	$61,832

Canada - 2.9%
Media - 2.9%
Thomson Reuters Corporation	1,512	66,195

Germany - 5.9%
Software - 5.9%
SAP SE	806	70,259
Software AG	1,970	71,513
Total Software		141,772

Israel - 3.0%
Software - 3.0%
NICE-Systems Ltd. - ADR	1,012	69,585

Sweden - 2.9%
Electronic Equipment, Instruments & Components - 2.9%
Hexagon AB	1,880	67,168

United States - 82.4%
Capital Markets - 2.8%
FactSet Research Systems, Inc.	404	66,026
Health Care Technology - 4.8%
Inovalon Holdings, Inc. (a)	4,506	46,412
Medidata Solutions, Inc. (a)	1,294	64,273
Total Health Care Technology		110,685
Internet Software & Services - 4.9%
Hortonworks, Inc. (a)	6,032	50,126
New Relic, Inc. (a) ^	2,238	63,223
Total Internet Software & Services		113,349
IT Services - 20.6%
Acxiom Corporation (a)	2,476	66,357
Alliance Data Systems Corporation ^	290	66,265
Black Knight Financial Services, Inc. (a) ^	1,738	65,696
CoreLogic, Inc. (a)	1,848	68,062
International Business Machines Corporation ^	408	67,724
NeuStar, Inc. (a)	2,416	80,695
Teradata Corporation (a) ^	2,372	64,447
Total IT Services		479,246
Professional Services - 8.6%
Dun & Bradstreet Corporation	550	66,725
Nielsen Holdings PLC	1,586	66,533
Verisk Analytics, Inc. (a)	816	66,235
Total Professional Services		199,493
Software - 37.9%
ANSYS, Inc. (a)	710	65,668
Blackbaud, Inc.	1,026	65,664
Fair Isaac Corporation ^	556	66,286
Guidewire Software, Inc. (a)	1,254	61,860
HubSpot, Inc. (a)	1,358	63,826
MicroStrategy, Inc. (a)	336	66,326
Oracle Corporation	1,668	64,135
PROS Holdings, Inc. (a)	2,948	63,441
Rubicon Project, Inc. (a)	5,834	43,288
Splunk, Inc. (a) ^	1,192	60,971
Tableau Software, Inc. (a)	1,474	62,129
Varonis Systems, Inc. (a)	2,220	59,496
Verint Systems, Inc. (a)	1,910	67,328
Workiva, Inc. (a)	4,720	64,428
Total Software		874,846
Technology Hardware, Storage & Peripherals - 2.8%
Hewlett Packard Enterprise Co.	2,764	63,959
Total United States		1,907,604

TOTAL COMMON STOCKS (Cost $2,420,472)		2,314,156

SHORT-TERM INVESTMENTS - 16.7%
Mount Vernon Prime Portfolio, 1.00% (b) +	387,574	387,574
TOTAL SHORT-TERM INVESTMENTS (Cost $387,574)

Total Investments (Cost $2,808,046) - 116.5%		2,701,730
Liabilities in Excess of Other Assets - (16.5%)		(383,725)
TOTAL NET ASSETS - 100.0%		$2,318,005

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $387,574 as of December 31, 2016.
^ All or a portion of this security is out on loan as of December 31, 2016. Total value of securities out on loan is $376,747.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Cyber Security ETF
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.3%
Finland - 0.4%
Software - 0.4%
F-Secure OYJ	765,212	$2,803,151

Israel - 12.1%
Communications Equipment - 3.0%
Radware Ltd. (a) ^	1,532,783	22,347,976
Software - 9.1%
Check Point Software Technologies, Ltd. (a) ^	404,394	34,155,117
CyberArk Software Ltd. (a) ^	720,516	32,783,478
Total Software		66,938,595
Total Israel		89,286,571

Japan - 5.4%
Software - 5.4%
FFRI, Inc.	154,700	5,307,782
Trend Micro, Inc.	966,823	34,371,333
Total Software		39,679,115

Netherlands - 1.6%
Software - 1.6%
Gemalto NV	204,233	11,807,066

Republic of Korea - 1.8%
Internet Software & Services - 1.8%
Ahnlab, Inc.	274,131	13,118,705

Sweden - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Precise Biometrics AB (a)	2,580,479	906,365

United Kingdom - 5.9%
Internet Software & Services - 1.4%
Mimecast Ltd. (a)	570,272	10,207,869
Software - 4.5%
Sophos Group PLC	10,268,736	33,106,176
Total United Kingdom		43,314,045

United States - 72.0%
Aerospace & Defense - 2.3%
The KEYW Holding Corporation (a) ^	1,468,760	17,316,680
Communications Equipment - 15.3%
Cisco Systems, Inc.	1,146,456	34,645,900
F5 Networks, Inc. (a) ^	78,972	11,428,828
Juniper Networks, Inc.	1,210,904	34,220,147
Palo Alto Networks, Inc. (a) ^	264,950	33,131,998
Total Communications Equipment		113,426,873
Internet Software & Services - 5.7%

Intralinks Holdings, Inc. (a)	1,664,845	22,508,704
VeriSign, Inc. (a) ^	137,066	10,426,611
Zix Corporation (a) ^	1,946,978	9,618,071
Total Internet Software & Services		42,553,386
IT Services - 8.9%
Booz Allen Hamilton Holding Corporation	298,601	10,770,538
Leidos Holdings, Inc.	215,447	11,017,960
ManTech International Corporation	247,465	10,455,396
Science Applications International Corporation ^	388,743	32,965,406
Total IT Services		65,209,300
Software - 39.8%
A10 Networks, Inc. (a) ^	1,386,355	11,520,610
Barracuda Networks, Inc. (a) ^	1,300,121	27,861,593
FireEye, Inc. (a) ^	2,517,341	29,956,358
Fortinet, Inc. (a) ^	1,122,921	33,822,381
Imperva, Inc. (a) ^	911,701	35,009,319
Proofpoint, Inc. (a) ^	476,921	33,694,469
Qualys, Inc. (a) ^	1,044,312	33,052,475
Rapid7, Inc. (a) ^	659,572	8,026,991
Splunk, Inc. (a) ^	606,515	31,023,242
Symantec Corporation	1,388,491	33,171,050
VASCO Data Security International, Inc. (a) ^	1,162,669	15,870,432
Total Software		293,008,920
Total United States		531,515,159

TOTAL COMMON STOCKS (Cost $822,274,690)		732,430,177

SHORT-TERM INVESTMENTS - 31.4%
Mount Vernon Prime Portfolio, 1.00% (b) +	231,963,040	231,963,040
TOTAL SHORT-TERM INVESTMENTS (Cost $231,963,040)		231,963,040

Total Investments (Cost $1,054,237,730) - 130.7%		964,393,217
Liabilities in Excess of Other Assets - (30.7%)		(226,619,534)
TOTAL NET ASSETS - 100.0%		$737,773,683

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+  Investments purchased with cash proceeds from securities lending.  Total cash collateral has a value of $231,963,040 as of December 31, 2016.
^ All or a portion of this security is out on loan as of December 31, 2016.  Total value of securities out on loan is $225,474,428.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Mobile Payments ETF
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.6%
Cyprus - 1.5%
IT Services - 1.5%
QIWI PLC - ADR ^	59,716	$762,573

France - 2.6%
Electronic Equipment, Instruments & Components - 2.6%
Ingenico Group SA	17,423	1,391,485

Germany - 3.2%
IT Services - 3.2%
Wirecard AG ^	38,582	1,660,685

Hong Kong - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
PAX Global Technologies Ltd.	1,107,000	733,765

Puerto Rico - 2.1%
IT Services - 2.1%
EVERTEC, Inc.	61,057	1,083,762

United Kingdom - 4.9%
Commercial Services & Supplies - 1.5%
PayPoint PLC	61,130	757,891
IT Services - 3.4%
Worldpay Group PLC	535,308	1,780,578
Total United Kingdom		2,538,469

United States - 83.9%
Consumer Finance - 12.2%
American Express Co. ^	37,766	2,797,705
Discover Financial Services ^	36,193	2,609,153
Green Dot Corporation (a)	40,894	963,054
Total Consumer Finance		6,369,912
Electronic Equipment, Instruments & Components - 2.6%
VeriFone Systems, Inc. (a) ^	75,092	1,331,381
Internet Software & Services - 1.7%
Q2 Holdings, Inc. (a)	29,941	863,798
IT Services - 61.5%
Blackhawk Network Holdings, Inc. (a)	26,999	1,017,187
Euronet Worldwide, Inc. (a)	16,623	1,204,004
Fidelity National Information Services, Inc. ^	33,634	2,544,076
First Data Corporation (a) ^	154,520	2,192,639
Fiserv, Inc. (a) ^	23,354	2,482,063
FleetCor Technologies, Inc. (a)	15,324	2,168,652
Global Payments, Inc. ^	28,685	1,991,026
MasterCard, Inc.	27,947	2,885,528
MoneyGram International, Inc. (a)	41,564	490,871
Net 1 UEPS Technologies, Inc. (a)	47,984	550,856
PayPal Holdings, Inc. (a)	68,846	2,717,352
Square, Inc. (a) ^	108,427	1,477,860
Total System Services, Inc.	37,917	1,859,071
Vantiv, Inc. (a)	37,756	2,251,013
Visa, Inc. ^	38,060	2,969,441
Western Union Co.	90,372	1,962,880
WEX, Inc. (a)	12,175	1,358,730
Total IT Services		32,123,249
Software - 2.0%
ACI Worldwide, Inc. (a)	57,555	1,044,623
Technology Hardware, Storage & Peripherals - 3.9%
CPI Card Group, Inc.	111,100	461,065
NCR Corporation (a)	39,177	1,589,019
Total Technology Hardware, Storage & Peripherals		2,050,084
Total United States		43,783,047

TOTAL COMMON STOCKS (Cost $50,869,214)		51,953,786

SHORT-TERM INVESTMENTS - 28.8%
Mount Vernon Prime Portfolio, 1.00% (b) +	15,025,135	15,025,135
TOTAL SHORT-TERM INVESTMENTS (Cost $15,025,135)		15,025,135

Total Investments (Cost $65,894,349) - 128.4%		66,978,921
Liabilities in Excess of Other Assets - (28.4%)		(14,842,073)
TOTAL NET ASSETS - 100.0%		$52,136,848

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+  Investments purchased with cash proceeds from securities lending.  Total cash collateral has a value of $15,025,135 as of December 31, 2016.
^ All or a portion of this security is out on loan as of December 31, 2016.  Total value of securities out on loan is $14,646,483.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Drone Economy Strategy ETF
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.9%
Cayman Islands - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
Ambarella, Inc (a)	5,796	$313,737

France - 15.7%
Aerospace & Defense - 4.0%
Dassault Aviation SA	132	147,510
Thales SA	1,854	179,803
Total Aerospace & Defense		327,313
Communications Equipment - 11.7%
Parrot SA (a)	86,455	944,654
Total France		1,271,967

Germany - 1.3%
Industrial Conglomerates - 1.3%
Rheinmetall AG	1,584	106,547

Israel - 1.3%
Aerospace & Defense - 1.3%
Elbit Systems Ltd.	1,063	107,623

Italy - 2.0%
Aerospace & Defense - 2.0%
Leonardo-finmeccanica Spa (a)	11,418	160,336

Japan - 7.4%
Automobiles - 2.8%
Fuji Heavy Industries Ltd.	3,000	122,490
Yamaha Motor Co. Ltd.	4,800	105,713
Total Automobiles		228,203
Electronic Equipment, Instruments & Components - 1.6%
Hitachi Ltd.	24,000	129,780
Household Durables - 1.4%
Sony Corporation - ADR	4,014	112,512
Technology Hardware, Storage & Peripherals - 1.6%
NEC Corporation	48,000	127,316
Total Japan		597,811

Netherlands - 1.8%
Aerospace & Defense - 1.8%
Airbus Group Se	2,226	147,247

Republic of Korea - 1.8%
Aerospace & Defense - 1.8%
Korea Aerospace Industries Ltd	2,604	144,451

Spain - 1.7%
IT Services - 1.7%
Indra Sistemas SA (a)	12,786	140,111

Sweden - 3.0%
Aerospace & Defense - 1.3%
Saabb Ab	2,730	102,031
Electronic Equipment, Instruments & Components - 1.7%
Hexagon AB	3,738	133,550
Total Sweden		235,581

Turkey - 3.1%
Aerospace & Defense - 1.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	32,928	118,664
Household Durables - 1.6%
Vestel Elektronik Sanayi ve Ticaret AS (a)	70,224	126,435
Total Turkey		245,099

United Kingdom - 5.6%
Aerospace & Defense - 5.6%
BAE Systems PLC	22,602	164,762
Cobham PLC	41,665	84,057
Meggitt PLC	16,782	94,849
QinetiQ Group PLC	33,864	109,678
Total Aerospace & Defense		453,346

United States - 51.3%
Aerospace & Defense - 35.6%
Aerovironment, Inc. (a)	30,283	812,492
Boeing Co/The	2,250	350,280
General Dynamics Corporation	811	140,027
Honeywell International, Inc.	1,404	162,653
Kratos Defense & Security Solutions, Inc. (a)	21,408	158,419
L-3 Communications Holdings, Inc.	1,044	158,803
Lockheed Martin Corporation	541	135,218
Northrop Grumman Corporation	589	136,990
Orbital ATK, Inc.	1,254	110,013
Raytheon Co.	888	126,096
Rockwell Collins, Inc.	1,068	99,068
Teledyne Technologies, Inc. (a)	654	80,442
Textron, Inc.	3,276	159,083
TransDigm Group, Inc.	396	98,588
United Technologies Corporation	1,272	139,437
Total Aerospace & Defense		2,867,609
Electronic Equipment, Instruments & Components - 6.0%
FLIR Systems, Inc.	2,406	87,073
InvenSense, Inc. (a)	11,070	141,585
Jabil Circuit, Inc.	6,228	147,417
Trimble Navigation Ltd. (a)	3,774	113,786
Total Electronic Equipment, Instruments & Components		489,861
Household Durables - 3.6%
GoPro, Inc. (a)	34,009	296,218
Semiconductors & Semiconductor Equipment - 6.1%
Intel Corporation	3,438	124,696
IXYS Corporation	9,282	110,456
NVIDIA Corporation	1,338	142,818
QUALCOMM, Inc.	1,776	115,795
Total Semiconductors & Semiconductor Equipment		493,765
Total United States		4,147,453

TOTAL COMMON STOCKS (Cost $7,753,289)		8,071,309

Total Investments (Cost $7,753,289) - 99.9%		8,071,309
Other Assets in Excess of Liabilities - 0.1%		7,087
TOTAL NET ASSETS - 100.0%		$8,078,396

Percentages are stated as a percent of net assets.

(a)        Non-income producing security.
ADR    American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Video Game Tech ETF
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 99.8%
Cayman Islands - 8.2%
Internet Software & Services - 1.7%
NetEase, Inc. - ADR	320	$68,909
SINA Corporation (a)	1,000	60,790
Total Internet Software & Services		129,699
Software - 6.5%
Changyou.com Ltd. - ADR (a)	16,305	345,992
KongZhong Corporation - ADR (a)	20,340	141,160
Total Software		487,152
Total Cayman Islands		616,851

France - 5.3%
Software - 5.3%
UBISOFT Entertainment (a)	11,095	394,757

Hong Kong - 1.0%
Internet Software & Services - 1.0%
Tencent Hldgs Ltd	3,000	73,390

Japan - 36.0%
Household Durables - 1.4%
Sony Corporation - ADR	3,745	104,972
Internet Software & Services - 5.5%
DeNa Co. Ltd.	2,500	54,631
Gree, Inc.	68,000	358,981
Total Internet Software & Services		413,612
Leisure Products - 1.7%
Bandai Namco Holdings, Inc.	2,500	68,984
Sega Sammy Holdings, Inc.	4,500	66,956
Total Leisure Products		135,940
Software - 27.4%
Capcom Co. Ltd.	17,000	400,000
GungHo Online Entertainment, Inc.	34,000	72,436
Koei Tecmo Holdings Co. Ltd.	4,500	79,200
Konami Holdings Co.	11,000	444,236
Nexon Co Ltd	27,500	398,588
Nintendo Co. Ltd.	1,500	314,952
Square Enix Holdings Co. Ltd.	14,000	359,957
Total Software		2,069,369
Total Japan		2,723,893

Republic of Korea - 7.3%
Software - 7.3%
NCSoft Corporation	1,820	372,951
Neowiz Games Corporation (a)	18,465	173,520
Total Software		546,471

Switzerland - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Logitech International SA	4,585	113,570

United States - 40.5%
Household Durables - 0.9%
Vuzix Corporation (a)	10,020	68,136
Leisure Products - 2.5%
Hasbro, Inc.	835	64,955
JAKKS Pacific, Inc. (a)	9,775	50,341
Mattel, Inc.	2,440	67,222
Total Leisure Products		182,518
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)	10,605	120,261
Intel Corporation	3,055	110,805
NVIDIA Corporation	1,195	127,554
Total Semiconductors & Semiconductor Equipment		358,620
Software - 25.0%
Activision Blizzard, Inc.	10,220	369,044
Electronic Arts, Inc. (a)	4,775	376,079
Glu Mobile, Inc. (a)	160,680	311,719
Microsoft Corporation	1,765	109,677
Take-Two Interactive Software, Inc. (a)	7,555	372,386
Zynga, Inc. (a)	128,610	330,528
Total Software		1,869,433
Specialty Retail - 4.9%
Gamestop Corporation	14,450	365,007
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	955	110,608
Immersion Corporation (a)	6,420	68,245
Total Technology Hardware, Storage & Peripherals		178,853
Total United States		3,022,567

TOTAL COMMON STOCKS (Cost $7,175,268)		7,491,499

Total Investments (Cost $7,175,268) - 99.8%		7,491,499
Other Assets in Excess of Liabilities - 0.2%		14,061
TOTAL NET ASSETS - 100.0%		$7,505,560

Percentages are stated as a percent of net assets.

ADR   American Depositary Receipt
(a)       Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFx HealthTech ETF
Schedule of Investments
December 31, 2016 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 97.9%
Australia - 1.6%
Health Care Equipment & Supplies - 1.6%
Cochlear Ltd.	208	$18,395

Denmark - 3.0%
Health Care Equipment & Supplies - 3.0%
GN Store Nord AS	859	17,794
William Demant Holding AS (a)	980	17,040
Total Health Care Equipment & Supplies		34,834

France - 3.4%
Health Care Equipment & Supplies - 1.6%
Essilor International SA	161	18,193
Life Sciences Tools & Services - 1.8%
Eurofins Scientific SE	50	21,316
Total France		39,509

Germany - 3.6%
Health Care Equipment & Supplies - 1.8%
Carl Zeiss Meditec AG	558	20,558
Health Care Technology - 1.8%
CompuGroup Medical SE	508	20,826
Total Germany		41,384

Hong Kong - 1.7%
Health Care Technology - 1.7%
Alibaba Health Information Technology Ltd. (a)	42,000	21,123

Ireland - 1.4%
Health Care Equipment & Supplies - 1.4%
Medtronic PLC	237	16,882

Japan - 11.6%
Electronic Equipment, Instruments & Components - 1.4%
Hoya Corportation	400	16,808
Health Care Equipment & Supplies - 8.5%
Asahi Intecc Co Ltd.	500	20,257
CYBERDYNE, Inc.	1,500	21,202
Nihon Kohden Corporation	700	15,494
Sysmex Corporation	400	23,170
Terumo Corporation	500	18,460
Total Health Care Equipment & Supplies		98,583
Health Care Technology - 1.7%
M3, Inc.	800	20,158
Total Japan		135,549

Netherlands - 3.2%
Health Care Equipment & Supplies - 1.6%
Wright Medical Group NV (a)	803	18,453
Industrial Conglomerates - 1.6%
Koninklijke Philips NV	602	18,377
Total Netherlands		36,830

New Zealand - 1.8%
Health Care Equipment & Supplies - 1.8%
Fisher & Paykel Healthcare Corporation Ltd.	3,573	21,148

Spain - 1.8%
Biotechnology - 1.8%
Grifols SA	1,069	21,245

Sweden - 3.5%
Health Care Equipment & Supplies - 3.5%
Elekta AB	2,486	21,993
Getinge AB	1,133	18,169
Total Health Care Equipment & Supplies		40,162

Switzerland - 3.0%
Health Care Equipment & Supplies - 3.0%
Sonova Holding AG	141	17,087
Straumann Holding AG	45	17,566

Total Health Care Equipment & Supplies		34,653

United Kingdom - 6.5%
Health Care Equipment & Supplies - 4.7%
LivaNova PLC (a)	406	18,258
Smith & Nephew PLC	1,238	18,629
STERIS PLC	259	17,454
Total Health Care Equipment & Supplies		54,341
Life Sciences Tools & Services - 1.8%
ICON PLC (a)	273	20,530
Total United Kingdom		74,871

United States - 51.8%
Health Care Equipment & Supplies - 30.6%
ABIOMED, Inc. (a)	191	21,522
Align Technology, Inc. (a)	181	17,400
Becton Dickinson and Co.	123	20,363
CONMED Corporation	405	17,889
CR Bard, Inc.	91	20,444
DENTSPLY SIRONA, Inc.	359	20,725
Edwards Lifesciences Corporation (a)	200	18,740
Hologic, Inc. (a)	445	17,853
ICU Medical, Inc. (a)	143	21,071
Intuitive Surgical, Inc. (a)	26	16,488
Masimo Corporation (a)	263	17,726
Merit Medical Systems, Inc. (a)	796	21,094
NuVasive, Inc. (a)	319	21,488
Orthofix International NV (a)	495	17,909
ResMed, Inc.	282	17,498
St. Jude Medical, Inc.	225	18,043
Stryker Corporation	167	20,008
Varian Medical Systems, Inc. (a)	182	16,340
Zimmer Biomet Holdings, Inc.	178	18,370
Total Health Care Equipment & Supplies		360,971
Health Care Providers & Services - 1.8%
Teladoc, Inc. (a)	1,292	21,318
Health Care Technology - 10.7%
Allscripts Healthcare Solutions, Inc. (a)	2,014	20,563
Cerner Corporation (a)	433	20,511
Computer Programs & Systems, Inc.	922	21,759
NantHealth, Inc. (a)	1,991	19,791
Omnicell, Inc. (a)	616	20,882
Quality Systems, Inc. (a)	1,598	21,014
Total Health Care Technology		124,520
Life Sciences Tools & Services - 8.7%
Cambrex Corporation (a)	382	20,609
Charles River Laboratories International, Inc. (a)	269	20,495
Luminex Corporation (a)	1,029	20,817
Mettler-Toledo International, Inc. (a)	48	20,091
Waters Corporation (a)	152	20,427
Total Life Sciences Tools & Services		102,439
Total United States		609,248

PREFERRED STOCKS - 1.5%
Germany - 1.5%
Health Care Equipment & Supplies - 1.5%
Sartorius AG	244	18,108

TOTAL COMMON STOCKS (Cost $1,245,391)		1,163,941

Total Investments (Cost $1,245,391) - 99.4%		1,163,941
Other Assets in Excess of Liabilities - 0.6%		7,391
TOTAL NET ASSETS - 100.0%		$1,171,332

Percentages are stated as a percent of net assets.

(a)     Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Solactive FinTech ETF
Schedule of Investments
December 31, 2016 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.6%
Australia - 3.3%
IT Services - 3.3%
IRESS Ltd.	8,900	$76,237

Bermuda - 3.3%
Professional Services - 3.3%
IHS Markit Ltd. (a)	2,150	76,132

Canada - 3.3%
IT Services - 3.3%
DH Corporation (a)	4,662	77,361

Denmark - 3.4%
Software - 3.4%
SimCorp AS	1,654	80,610

Germany - 3.5%
IT Services - 3.5%
GFT Technologies SE	3,752	80,945

Jersey - 3.3%
Professional Services - 3.3%
Experian PLC	3,961	76,836

New Zealand - 3.2%
Software - 3.2%
Xero Ltd. (a)	6,158	74,864

Switzerland - 3.2%
Software - 3.2%
Temenos Group AG	1,079	75,126

United Kingdom - 3.3%
Software - 3.3%
Fidessa Group PLC	2,697	76,082

United States - 69.8%
Consumer Finance - 3.2%
LendingClub Corporation (a)	14,025	73,631
Diversified Financial Services - 3.4%
On Deck Capital, Inc. (a)	17,588	81,433
Internet Software & Services - 12.4%
CoStar Group, Inc. (a)	392	73,889
Envestnet, Inc. (a)	2,040	71,910
Q2 Holdings, Inc. (a)	2,471	71,288
Zillow Group, Inc. (a)	1,986	72,429
Total Internet Software & Services		289,516
IT Services - 22.2%
Black Knight Financial Services, Inc. (a)	1,967	74,353
Broadridge Financial Solutions, Inc.	1,142	75,715
CoreLogic, Inc. (a)	2,022	74,470
DST Systems, Inc.	690	73,934
PayPal Holdings, Inc. (a)	1,901	75,032
Square, Inc. (a)	5,198	70,849
Syntel, Inc.	3,721	73,639
Total IT Services		517,992
Professional Services - 6.4%
Equifax, Inc.	639	75,549
Verisk Analytics, Inc. (a)	914	74,189
Total Professional Services		149,738
Software - 22.2%
Bottomline Technologies, Inc. (a)	3,062	76,611
Ellie Mae, Inc. (a)	912	76,316
Fair Isaac Corporation	618	73,678
Guidewire Software, Inc. (a)	1,426	70,345
Intuit, Inc.	637	73,007
Pegasystems, Inc.	2,068	74,448
SS&C Technologies Holdings, Inc.	2,539	72,615
Total Software		517,020
Total United States		1,629,330

TOTAL COMMON STOCKS (Cost $2,486,348)		2,323,523

Total Investments (Cost $2,486,348) - 99.6%		2,323,523
Other Assets in Excess of Liabilities - 0.4%		8,479
TOTAL NET ASSETS - 100.0%		$2,332,002

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

TierraXPTM Latin America Real Estate ETF
Schedule of Investments
December 31, 2016 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 82.8%
Argentina - 2.2%
Real Estate Management & Development - 2.2%
Cresud SACIF y A - ADR (a)	1,708	$26,935
IRSA Inversiones y Representaciones SA - ADR (a)	1,452	26,775
Total Real Estate Management & Development		53,710

Brazil - 47.6%
Capital Markets - 0.2%
GP Investments Ltd. (a)	2,800	5,988
Household Durables - 15.5%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	21,400	67,526
Direcional Engenharia SA	24,100	33,765
Even Construtora e Incorporadora SA	13,400	15,233
Ez Tec Empreendimentos e Participacoes SA	14,832	71,319
Gafisa SA	56,400	32,232
MRV Engenharia e Participacoes SA	17,400	58,487
Multiplan Empreendimentos Imobiliarios SA	3,700	67,504
Tecnisa SA	44,987	29,856
Total Household Durables		375,922
Real Estate Management & Development - 31.9%
Aliansce Shopping Centers SA	8,897	39,500
BR Malls Participacoes SA (a)	14,980	55,001
BR Properties SA (a)	31,700	73,049
Brasil Brokers Participacoes SA (a)	5,500	2,670
Helbor Empreendimentos SA	38,000	17,980
Iguatemi Empresa de Shopping Centers SA	5,300	43,430
JHSF Participacoes SA (a)	17,900	7,755
Sao Carlos Empreendimentos e Participacoes SA	1,500	11,660
BB Progressivo II FII	1,858	70,787
CSHG Brasil Shopping Investimento Imobiliario	78	48,650
CSHG Logistica FI Imobiliario	83	28,052
CSHG Real Estate FI Imobiliario	148	56,841
FII BTG Pactual Corporate Office Fund	2,742	80,456
FII TB Office	497	9,689
JS Real Estate Multigestao FII	1,611	48,503
Kinea Renda Imobiliaria FII	1,324	58,375
Kinea Rendimentos Imobiliarios FII	2,255	78,638
Santander Agencias FII	1,107	40,158
Total Real Estate Management & Development		771,194
Total Brazil		1,153,104

Chile - 6.0%
Consumer Discretionary - 2.0%
PAZ Corporacion SA	66,671	47,779
Household Durables - 1.1%
Socovesa SA	92,440	26,222
Real Estate Management & Development - 2.9%
Parque Arauco SA	19,783	45,175
Zona Franca de Iquique SA	28,277	23,008
Total Real Estate Management & Development		68,183
Total Chile		142,184

Mexico - 40.7%
Banks - 0.8%
FIBRA HD Servicios SC	41,531	19,233
Construction & Engineering - 0.9%
Empresas ICA SAB de CV (a)	50,974	6,885
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	11,862	15,908
Total Construction & Engineering		22,793
Diversified Financial Services - 2.9%
Concentradora Hipotecaria SAPI de CV	61,869	69,690
Hotels, Restaurants & Leisure - 0.9%
Hoteles City Express SAB de CV (a)	26,902	22,192
Household Durables - 1.9%
Consorcio ARA SAB de CV	42,439	13,225
Corporacion GEO SAB De CV (a)	12,909	3,736
Corpovael SA de CV	23,640	15,943
Desarrolladora Homex SAB de CV (a)	17,238	940
Servicios Corporativos Javer SAB de CV	13,465	11,042
Total Household Durables		44,886
Real Estate Investment Trusts (REITs) - 22.8%
Asesor de Activos Prisma SAPI de CV	65,178	35,875

Concentradora Fibra Danhos SA de CV	44,202	66,933
Concentradora Fibra Hotelera Mexicana SA de CV	60,648	41,047
Fibra MTY SAPI de CV	68,084	38,920
Fibra Shop Portafolios Inmobiliarios SAPI de CV	101,669	63,023
Fibra Uno Administracion SA de CV	51,842	79,227
Macquarie Mexico Real Estate Management SA de CV	80,906	83,640
PLA Administradora Industrial S de RL de CV	52,309	65,860
Prologis Property Mexico SA de CV	52,376	75,015
Total Real Estate Investment Trusts (REITs)		549,540
Real Estate Management & Development - 2.9%
Corporacion Inmobiliaria Vesta SAB de CV	40,995	49,242
Grupo GICSA SA de CV (a)	46,461	22,592
Total Real Estate Management & Development		71,834
Transportation Infrastructure - 7.6%
Grupo Aeroportuario del Centro Norte SAB de CV	14,162	60,960
Grupo Aeroportuario del Pacifico SAB de CV	8,302	68,243
Grupo Aeroportuario del Sureste SAB de CV	3,692	53,148
Total Transportation Infrastructure		182,351
Total Mexico		982,519

United States - 7.9%
Real Estate Investment Trusts (REITs) - 2.2%
Prologis, Inc. ^	1,016	53,635
Real Estate Management & Development - 5.7%
Brookfield Property Partners LP	2,881	63,353
CBRE Group, Inc. (a)	1,414	44,527
Jones Lang LaSalle, Inc.	300	30,312
Total Real Estate Management & Development		138,192
Total United States		191,827

TOTAL COMMON STOCKS (Cost $2,396,730)		2,523,344

SHORT-TERM INVESTMENTS - 2.1%
Mount Vernon Prime Portfolio, 1.00% (b) +	49,648	49,648
TOTAL SHORT-TERM INVESTMENTS (Cost $49,648)		49,648

Total Investments (Cost $2,446,378) - 106.5%		2,572,992
Liabilities in Excess of Other Assets - (6.5)%		(155,604)
TOTAL NET ASSETS - 100.0%		$2,417,388

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $49,648 as of December 31, 2016.
^	All or a portion of this security is out on loan as of December 31, 2016. Total value of securities out on loan is $49,989.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

BlueStar TA-BIGITechTM Israel Technology ETF
Schedule of Investments
December 31, 2016 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 99.8%
Guernsey - 10.2%
IT Services - 10.2%
Amdocs Ltd.	8,352	$486,504
SafeCharge International Group Ltd.	7,972	20,239
Total Guernsey		506,743

Israel - 53.3%
Aerospace & Defense - 4.1%
Elbit Systems Ltd.	2,008	203,299
Biotechnology - 1.3%
Enzymotec Ltd. (a)	3,176	20,803
Evogene Ltd. (a)	3,928	19,986
Kamada Ltd. (a)	4,396	24,057
Total Biotechnology		64,846
Communications Equipment - 4.3%
AudioCodes Ltd (a)	4,140	26,289
Ceragon Networks Ltd. (a)	9,820	25,728
Ituran Location and Control Ltd.	2,096	55,544
RADCOM Ltd. (a)	1,272	22,642
Radware Ltd. (a)	3,840	55,987
Silicom Ltd.	748	30,735
Total Communications Equipment		216,925
Electronic Equipment, Instruments & Components - 2.6%
Orbotech Ltd. (a)	3,876	129,497
Health Care Equipment & Supplies - 1.6%
Mazor Robotics Ltd. (a)	4,308	48,257
Syneron Medical Ltd. (a)	4,020	33,768
Total Health Care Equipment & Supplies		82,025
Household Durables - 0.5%
Maytronics Ltd.	5,848	22,438
Internet Software & Services - 2.5%
Wix.com Ltd. (a)	2,792	124,384
IT Services - 1.3%
Formula Systems (1985) Ltd.	844	34,356
Matrix IT Ltd.	3,880	30,963
Total IT Services		65,319
Life Sciences Tools & Services - 0.6%
Compugen Ltd. (a)	5,812	29,739
Machinery - 1.1%
Kornit Digital Ltd. (a) ^	1,992	25,199
Sarine Technologies Ltd.	25,600	31,820
Total Machinery		57,019
Pharmaceuticals - 4.0%
Alcobra Ltd. (a)	7,764	16,304
Foamix Pharmaceuticals Ltd. (a)	4,124	45,776
Neuroderm Ltd. (a)	1,480	32,856
Redhill Biopharma Ltd - ADR (a) ^	10,196	106,651
Total Pharmaceuticals		201,587
Semiconductors & Semiconductor Equipment - 6.9%
Mellanox Technologies Ltd. (a)	3,576	146,258
Nova Measuring Instruments Ltd. (a)	3,044	40,689
Tower Semiconductor Ltd. (a)	8,064	154,224
Total Semiconductors & Semiconductor Equipment		341,171
Software - 21.1%
Allot Communications Ltd. (a)	4,828	23,312
Attunity Ltd. (a)	2,908	17,448
Check Point Software Technologies, Ltd. (a) ^	5,904	498,652
CyberArk Software Ltd. (a)	2,384	108,472
Hilan Ltd.	1,836	27,807
Magic Software Enterprises Ltd.	3,420	22,743
NICE-Systems Ltd.	5,080	346,311
Total Software		1,044,745
Technology Hardware, Storage & Peripherals - 1.4%
Stratasys Ltd. (a)	4,272	70,659
Total Israel		2,653,653

Jersey - 0.5%
Internet Software & Services - 0.5%
XLMedia PLC	22,440	25,719

Netherlands - 10.1%
Software - 10.1%
Mobileye NV (a) ^	13,292	506,690

Netherlands Antilles - 0.8%
Software - 0.8%
Sapiens International Corporation NV	2,736	39,321

United Kingdom - 2.3%
Communications Equipment - 0.7%
Telit Communications PLC	10,552	35,762
Diversified Financial Services - 0.7%
Plus500 Ltd.	7,532	35,691
Hotels, Restaurants & Leisure - 0.9%
888 Holdings PLC	18,500	49,475
Total United Kingdom		120,928

United States - 22.6%
Biotechnology - 7.5%
Aevi Genomic Medicine, Inc. (a)	4,724	24,470
OPKO Health, Inc. (a)	28,564	327,013
Pluristem Therapeutics, Inc. (a)	13,372	19,350
Total Biotechnology		370,833
Communications Equipment - 0.5%
Gilat Satellite Networks Ltd. (a)	4,497	22,718
Electric Utilities - 3.8%
Ormat Technologies, Inc.	3,500	187,446
Internet Software & Services - 0.9%
LivePerson, Inc. (a)	5,744	43,184
Pharmaceuticals - 0.3%
Oramed Pharmaceuticals, Inc. (a) ^	2,340	14,321
Semiconductors & Semiconductor Equipment - 2.8%
CEVA, Inc. (a)	2,064	69,247
DSP Group, Inc. (a)	2,516	32,834
SolarEdge Technologies, Inc. (a) ^	3,008	37,299
Total Semiconductors & Semiconductor Equipment		139,380
Software - 6.8%
Imperva, Inc. (a)	2,692	103,373
Varonis Systems, Inc. (a)	1,584	42,451
Verint Systems, Inc. (a)	5,384	189,786
Total Software		335,610
Total United States		1,113,492

TOTAL COMMON STOCKS (Cost $4,800,295)		4,966,546

SHORT-TERM INVESTMENTS - 22.5%
Mount Vernon Prime Portfolio, 1.00% (b) +	1,117,962	1,117,962
TOTAL SHORT-TERM INVESTMENTS (Cost $1,117,962)		1,117,962

Total Investments (Cost $5,918,257) - 122.3%		6,084,508
Liabilities in Excess of Other Assets - (22.3)%		(1,108,499)
TOTAL NET ASSETS - 100.0%		$4,976,009

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2016.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,117,962 as of December 31, 2016.
^	All or a portion of this security is out on loan as of December 31, 2016. Total value of securities out on loan is $1,108,422.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Etho Climate Leadership U.S. ETF
Schedule of Investments
December 31, 2016 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 98.9%
Bermuda - 2.8%
Insurance - 2.1%
Arch Capital Group Ltd. (a)	285	$24,593
Axis Capital Holdings Ltd.	416	27,152
Endurance Specialty Holdings Ltd.	310	28,644
Everest Re Group Ltd.	102	22,073
RenaissanceRe Holdings Ltd.	172	23,430
Validus Holdings Ltd.	434	23,874
White Mountains Insurance Group Ltd.	25	20,901
Total Insurance		170,667
IT Services - 0.2%
Genpact Ltd. (a)	730	17,768
Professional Services - 0.3%
IHS Markit Ltd. (a) ^	631	22,344
Specialty Retail - 0.2%
Signet Jewelers Ltd.	176	16,590
Total Bermuda		227,369

Ireland - 1.9%
Auto Components - 0.0%
Adient plc - ADR (a)	51	2,989
Biotechnology - 0.3%
Alkermes PLC (a)	574	31,902
Building Products - 0.2%
Allegion PLC	308	19,712
Health Care Equipment & Supplies - 0.3%
Medtronic PLC	291	20,728
IT Services - 0.3%
Accenture PLC ^	202	23,660
Machinery - 0.3%
Pentair PLC ^	379	21,251
Pharmaceuticals - 0.5%
Allergan PLC (a)	70	14,701
Endo International PLC (a)	469	7,724
Jazz Pharmaceuticals PLC (a)	164	17,881
Total Pharmaceuticals		40,306
Total Ireland		160,548

Jersey - 0.2%
Auto Components - 0.2%
Delphi Automotive PLC	278	18,723

Netherlands - 0.3%
Electrical Equipment - 0.3%
Sensata Technologies Holding NV (a)	538	20,955

Switzerland - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	324	22,447
Household Durables - 0.3%
Garmin Ltd. ^	496	24,051
Insurance - 0.3%
Allied World Assurance Co. Holdings AG	572	30,721
Total Switzerland		77,219

United Kingdom - 0.3%
Insurance - 0.3%
Aon PLC	198	22,083

United States - 92.3%
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	274	20,073
Airlines - 0.6%
JetBlue Airways Corporation (a)	937	21,008
Southwest Airlines Co.	510	25,418
Total Airlines		46,426
Auto Components - 1.2%
Autoliv, Inc.	199	22,517
BorgWarner, Inc. ^	573	22,599
Gentex Corporation ^	1,260	24,809
Johnson Controls International plc	548	22,572
Total Auto Components		92,497
Automobiles - 0.2%
Tesla Motors, Inc. (a) ^	96	20,514

Banks - 4.4%
Associated Banc-Corp	1,028	25,392
BancorpSouth, Inc.	901	27,976
Bank of Hawaii Corporation	289	25,631
Citizens Financial Group, Inc.	919	32,744
Commerce Bancshares, Inc.	453	26,188
First Citizens BancShares, Inc.	76	26,980
First Republic Bank	295	27,181
Fulton Financial Corporation	1,454	27,335
M&T Bank Corporation	194	30,347
People's United Financial, Inc.	1,264	24,471
SVB Financial Group (a)	195	33,475
Synovus Financial Corporation	728	29,906
Valley National Bancorp	2,052	23,885
Total Banks		361,511
Beverages - 0.5%
Dr Pepper Snapple Group, Inc.	234	21,217
Monster Beverage Corporation (a) ^	460	20,396
Total Beverages		41,613
Biotechnology - 2.1%
Agios Pharmaceuticals, Inc. (a)	420	17,527
Alexion Pharmaceuticals, Inc. (a)	133	16,273
Alnylam Pharmaceuticals, Inc. (a)	336	12,580
BioMarin Pharmaceutical, Inc. (a)	224	18,556
Celgene Corporation (a)	188	21,761
Incyte Corporation (a)	274	27,474
Ionis Pharmaceuticals, Inc. (a) ^	471	22,528
Regeneron Pharmaceuticals, Inc. (a)	49	17,987
Vertex Pharmaceuticals, Inc. (a)	218	16,060
Total Biotechnology		170,746
Building Products - 2.3%
Advanced Drainage Systems, Inc.	898	18,499
AO Smith Corporation	542	25,664
Apogee Enterprises, Inc.	492	26,352
Fortune Brands Home & Security, Inc. ^	384	20,529
Lennox International, Inc. ^	153	23,435
Masco Corporation	681	21,533
Simpson Manufacturing Co., Inc.	574	25,113
Trex Co., Inc. (a) ^	438	28,206
Total Building Products		189,331
Capital Markets - 4.5%
BlackRock, Inc.	61	23,213
Charles Schwab Corporation	742	29,286
CME Group, Inc.	231	26,646
E*TRADE Financial Corporation (a)	772	26,750
FactSet Research Systems, Inc.	123	20,102
Interactive Brokers Group, Inc.	508	18,547
Intercontinental Exchange, Inc.	420	23,696
Moody's Corporation	207	19,514
Morningstar, Inc.	248	18,243
MSCI, Inc.	280	22,058
Nasdaq, Inc.	306	20,539
NorthStar Asset Management Group, Inc.	1,828	27,274
S&P Global, Inc.	207	22,261
SEI Investments Co.	484	23,890
T Rowe Price Group, Inc. ^	276	20,772
TD Ameritrade Holding Corporation	628	27,381
Total Capital Markets		370,172
Chemicals - 2.6%
Albemarle Corporation	337	29,008
Celanese Corporation	342	26,929
Ecolab, Inc. ^	184	21,568
International Flavors & Fragrances, Inc.	184	21,681
PPG Industries, Inc.	177	16,773
RPM International, Inc.	459	24,708
Sherwin-Williams Co.	70	18,812
Valspar Corporation	264	27,353
Westlake Chemical Corporation	471	26,371
Total Chemicals		213,203
Commercial Services & Supplies - 1.1%
Brink's Co.	693	28,587
Cintas Corporation	224	25,885
Copart, Inc. (a)	489	27,095
Stericycle, Inc. (a)	171	13,174
Total Commercial Services & Supplies		94,741
Communications Equipment - 1.1%
Cisco Systems, Inc.	734	22,181
F5 Networks, Inc. (a) ^	195	28,221
Juniper Networks, Inc.	784	22,156
Palo Alto Networks, Inc. (a)	127	15,881
Total Communications Equipment		88,439
Construction & Engineering - 1.0%

AECOM (a)	717	26,070
EMCOR Group, Inc.	405	28,658
Jacobs Engineering Group, Inc. (a)	468	26,676
Total Construction & Engineering		81,404
Construction Materials - 0.6%
Martin Marietta Materials, Inc. ^	128	28,356
Vulcan Materials Co.	192	24,029
Total Construction Materials		52,385
Consumer Finance - 0.4%
SLM Corporation (a)	3,230	35,595
Containers & Packaging - 0.7%
AptarGroup, Inc.	261	19,170
Avery Dennison Corporation	289	20,294
Sealed Air Corporation	429	19,451
Total Containers & Packaging		58,915
Distributors - 0.5%
Genuine Parts Co.	240	22,930
LKQ Corporation (a)	637	19,524
Total Distributors		42,454
Diversified Consumer Services - 0.2%
H&R Block, Inc. ^	706	16,231
Diversified Financial Services - 0.3%
Voya Financial, Inc.	632	24,787
Diversified Telecommunication Services - 0.6%
SBA Communications Corporation (a)	204	21,065
Zayo Group Holdings, Inc. (a)	790	25,959
Total Diversified Telecommunication Services		47,024
Electric Utilities - 0.8%
Eversource Energy	339	18,723
Hawaiian Electric Industries, Inc.	691	22,851
NextEra Energy, Inc.	174	20,786
Total Electric Utilities		62,360
Electrical Equipment - 1.6%
Acuity Brands, Inc.	91	21,008
AMETEK, Inc.	406	19,732
Emerson Electric Co.	384	21,408
FuelCell Energy, Inc. (a)	3,007	5,262
Generac Holdings, Inc. (a)	547	22,285
Hubbell, Inc.	193	22,523
Rockwell Automation, Inc.	182	24,461
Total Electrical Equipment		136,679
Electronic Equipment, Instruments & Components - 3.9%
Amphenol Corporation ^	345	23,184
Badger Meter, Inc.	579	21,394
Corning, Inc.	1,014	24,610
Dolby Laboratories, Inc. ^	542	24,493
IPG Photonics Corporation (a)	219	21,617
Itron, Inc. (a)	468	29,414
Keysight Technologies, Inc. (a)	723	26,440
Littelfuse, Inc.	166	25,194
National Instruments Corporation	657	20,249
OSI Systems, Inc. (a)	320	24,358
Trimble Navigation Ltd. (a)	781	23,547
Universal Display Corporation (a)	382	21,507
VeriFone Systems, Inc. (a) ^	819	14,521
Zebra Technologies Corporation (a)	291	24,956
Total Electronic Equipment, Instruments & Components		325,484
Food & Staples Retailing - 1.2%
Costco Wholesale Corporation	133	21,295
CVS Health Corporation	199	15,703
PriceSmart, Inc.	255	21,293
Walgreens Boots Alliance, Inc.	250	20,690
Whole Foods Market, Inc.	607	18,671
Total Food & Staples Retailing		97,652
Food Products - 1.6%
Hain Celestial Group, Inc. (a)	496	19,359
Kraft Heinz Co.	259	22,616
McCormick & Co., Inc.	230	21,466
Mead Johnson Nutrition Co.	279	19,742
Pinnacle Foods, Inc.	439	23,465
WhiteWave Foods Co. (a)	476	26,465
Total Food Products		133,113
Health Care Equipment & Supplies - 1.1%
Danaher Corporation	218	16,969
Edwards Lifesciences Corporation (a)	223	20,895
GenMark Diagnostics, Inc. (a)	3,243	39,694
Intuitive Surgical, Inc. (a)	33	20,928
Total Health Care Equipment & Supplies		98,486
Health Care Providers & Services - 3.4%
Aetna, Inc.	193	23,934
AMN Healthcare Services, Inc. (a)	618	23,762
Anthem, Inc.	147	21,134

Centene Corporation (a)	528	29,837
Cigna Corporation	146	19,475
Henry Schein, Inc. (a)	117	17,750
Humana, Inc.	105	21,423
Laboratory Corporation of America Holdings (a)	174	22,338
MEDNAX, Inc. (a)	294	19,598
Quest Diagnostics, Inc.	282	25,916
UnitedHealth Group, Inc.	163	26,087
VCA, Inc. (a)	390	26,774
Total Health Care Providers & Services		278,028
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	1,494	15,254
Cerner Corporation (a)	370	17,527
Total Health Care Technology		32,781
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	36	13,584
Choice Hotels International, Inc.	373	20,906
International Speedway Corporation	544	20,019
Starbucks Corporation	338	18,766
Total Hotels, Restaurants & Leisure		73,275
Household Durables - 2.6%
DR Horton, Inc.	759	20,743
Harman International Industries, Inc.	250	27,790
KB Home ^	1,453	22,972
Lennar Corporation ^	430	18,460
Newell Brands, Inc. ^	850	37,952
NVR, Inc. (a) ^	12	20,028
Tempur Sealy International, Inc. (a) ^	338	23,079
Toll Brothers, Inc. (a)	688	21,328
TopBuild Corporation (a)	703	25,027
Total Household Durables		217,379
Household Products - 0.7%
Church & Dwight Co., Inc.	436	19,267
Colgate-Palmolive Co. ^	294	19,239
Procter & Gamble Co.	250	21,020
Total Household Products		59,526
Independent Power and Renewable Electricity Producers - 1.1%
NextEra Energy Partners LP	798	20,381
NRG Yield, Inc.	1,641	25,206
Ormat Technologies, Inc.	541	29,008
Pattern Energy Group, Inc.	1,074	20,395
Total Independent Power and Renewable Electricity Producers		94,990
Industrial Conglomerates - 1.0%
3M Co. ^	125	22,321
Carlisle Cos, Inc.	217	23,933
General Electric Co.	642	20,287
Roper Technologies, Inc.	111	20,322
Total Industrial Conglomerates		86,863
Insurance - 2.6%
Alleghany Corporation (a)	42	25,541
Brown & Brown, Inc.	584	26,198
Cincinnati Financial Corporation	310	23,483
Markel Corporation (a)	22	19,899
Marsh & McLennan Cos, Inc.	357	24,130
MBIA, Inc. (a)	2,199	23,529
Torchmark Corporation	364	26,849
Travelers Cos, Inc. ^	205	25,096
XL Group Ltd.	558	20,791
Total Insurance		215,516
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a) ^	36	26,996
Expedia, Inc.	187	21,183
Netflix, Inc. (a)	208	25,750
Priceline Group, Inc. (a)	15	21,991
TripAdvisor, Inc. (a)	298	13,818
Total Internet & Catalog Retail		109,738
Internet & Direct Marketing Retail - 0.2%
Liberty Expedia Holdings, Inc. (a)	205	8,132
Liberty Ventures (a)	307	11,319
Total Internet & Direct Marketing Retail		19,451
Internet Software & Services - 1.3%
Alphabet, Inc. (a)	28	21,611
CommerceHub, Inc. - Series A (a)	50	751
CommerceHub, Inc. - Series C (a)	102	1,533
Facebook, Inc. (a)	186	21,399
Twitter, Inc. (a)	1,039	16,936
VeriSign, Inc. (a)	234	17,800
Zillow Group, Inc. (a)	843	30,744
Total Internet Software & Services		110,774
IT Services - 3.8%
Alliance Data Systems Corporation ^	88	20,108
Automatic Data Processing, Inc. ^	274	28,162

Broadridge Financial Solutions, Inc.	345	22,874
Cognizant Technology Solutions Corporation (a)	345	19,330
CoreLogic, Inc. (a)	606	22,319
Fidelity National Information Services, Inc. ^	327	24,734
Fiserv, Inc. (a) ^	205	21,787
FleetCor Technologies, Inc. (a)	139	19,671
Global Payments, Inc. ^	325	22,558
MasterCard, Inc.	226	23,335
Paychex, Inc. ^	378	23,013
Total System Services, Inc.	440	21,573
Vantiv, Inc. (a)	372	22,179
Visa, Inc. ^	300	23,406
Total IT Services		315,049
Leisure Products - 0.2%
Hasbro, Inc.	252	19,603
Life Sciences Tools & Services - 0.7%
Bio-Techne Corporation	210	21,594
Illumina, Inc. (a) ^	122	15,621
Waters Corporation (a)	153	20,562
Total Life Sciences Tools & Services		57,777
Machinery - 5.3%
CLARCOR, Inc.	370	30,513
Donaldson Co., Inc.	597	25,122
Energy Recovery, Inc. (a)	2,332	24,136
Flowserve Corporation	433	20,806
Fortive Corporation	110	5,899
Graco, Inc.	277	23,016
IDEX Corporation	248	22,335
Illinois Tool Works, Inc. ^	197	24,125
ITT, Inc.	525	20,249
Lincoln Electric Holdings, Inc.	343	26,298
Lindsay Corporation	266	19,846
Snap-on, Inc.	129	22,094
Stanley Black & Decker, Inc.	196	22,479
Tennant Co.	403	28,694
Toro Co.	477	26,688
WABCO Holdings, Inc. (a)	196	20,805
Wabtec Corporation	253	21,004
Watts Water Technologies, Inc.	366	23,863
Xylem, Inc.	584	28,919
Total Machinery		436,891
Media - 2.5%
Charter Communications, Inc. (a)	145	41,748
DISH Network Corporation (a)	394	22,824
Liberty Braves Group (a)	52	1,065
Liberty Broadband Corporation (a)	372	27,554
Liberty Media Group LLC (a)	129	4,044
Liberty SiriusXM Group (a)	517	17,847
Scripps Networks Interactive, Inc.	307	21,911
Time Warner, Inc.	285	27,511
Twenty-First Century Fox, Inc.	702	19,130
Walt Disney Co.	199	20,740
Total Media		204,374
Metals & Mining - 1.5%
Carpenter Technology Corporation	597	21,593
Commercial Metals Co.	1,285	27,987
Compass Minerals International, Inc.	283	22,173
Nucor Corporation	477	28,392
Reliance Steel & Aluminum Co.	300	23,862
Total Metals & Mining		124,007
Multiline Retail - 0.5%
Dollar General Corporation	264	19,554
Dollar Tree, Inc. (a)	255	19,681
Total Multiline Retail		39,235
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	1,000	24,640
Consolidated Edison, Inc.	275	20,262
Total Multi-Utilities		44,902
Personal Products - 0.2%
Estee Lauder Cos, Inc.	213	16,292
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	312	18,233
Zoetis, Inc.	475	25,427
Total Pharmaceuticals		43,660
Professional Services - 1.0%
Dun & Bradstreet Corporation	199	24,143
Equifax, Inc.	189	22,345
Nielsen Holdings PLC	380	15,941
Verisk Analytics, Inc. (a)	258	20,942
Total Professional Services		83,371
Real Estate Investment Trusts (REITs) - 3.7%
AvalonBay Communities, Inc. ^	109	19,309

Crown Castle International Corporation	230	19,957
Digital Realty Trust, Inc.	242	23,779
Equinix, Inc. ^	75	26,807
Equity Residential	279	17,956
Essex Property Trust, Inc. ^	90	20,925
Extra Space Storage, Inc.	238	18,383
Federal Realty Investment Trust ^	134	19,043
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,194	22,674
Kimco Realty Corporation	689	17,335
Prologis, Inc. ^	482	25,446
Realty Income Corporation	344	19,773
Regency Centers Corporation	272	18,754
Simon Property Group, Inc. ^	99	17,589
UDR, Inc.	555	20,246
Total Real Estate Investment Trusts (REITs)		307,976
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	770	24,247
Jones Lang LaSalle, Inc.	166	16,773
St. Joe Co. (a)	1,254	23,826
Total Real Estate Management & Development		64,846
Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	710	26,043
Hertz Global Holdings, Inc. (a)	366	7,891
Total Road & Rail		33,934
Semiconductors & Semiconductor Equipment - 7.0%
Analog Devices, Inc.	349	25,344
Applied Materials, Inc.	1,072	34,593
Cypress Semiconductor Corporation	2,394	27,387
First Solar, Inc. (a) ^	282	9,049
Integrated Device Technology, Inc. (a)	948	22,335
Intel Corporation	642	23,285
Intersil Corporation	1,482	33,049
KLA-Tencor Corporation	297	23,368
Lam Research Corporation	264	27,913
Linear Technology Corporation	453	28,245
Maxim Integrated Products, Inc.	584	22,525
Microchip Technology, Inc.	433	27,777
NVIDIA Corporation ^	619	66,072
ON Semiconductor Corporation (a) ^	2,181	27,830
Power Integrations, Inc.	405	27,479
QUALCOMM, Inc. ^	374	24,385
Rambus, Inc. (a)	1,501	20,669
Skyworks Solutions, Inc.	268	20,009
SunPower Corporation (a) ^	808	5,341
Teradyne, Inc.	981	24,917
Texas Instruments, Inc. ^	363	26,488
Xilinx, Inc.	418	25,235
Total Semiconductors & Semiconductor Equipment		573,295
Software - 3.0%
Activision Blizzard, Inc.	637	23,002
Adobe Systems, Inc. (a)	229	23,576
ANSYS, Inc. (a)	222	20,533
Autodesk, Inc. (a)	338	25,015
FireEye, Inc. (a) ^	1,060	12,614
Intuit, Inc.	196	22,464
Red Hat, Inc. (a)	294	20,492
salesforce.com, Inc. (a)	279	19,100
ServiceNow, Inc. (a)	342	25,425
Splunk, Inc. (a) ^	442	22,608
Tableau Software, Inc. (a)	463	19,515
Workday, Inc. (a)	267	17,646
Total Software		251,990
Specialty Retail - 3.3%
Advance Auto Parts, Inc. ^	129	21,816
AutoZone, Inc. (a)	25	19,745

Foot Locker, Inc.	331	23,466
L Brands, Inc.	229	15,077
Lowe's Cos, Inc.	309	21,976
O'Reilly Automotive, Inc. (a) ^	74	20,602
Ross Stores, Inc.	350	22,960
The Home Depot, Inc. ^	156	20,916
Tiffany & Co.	282	21,835
TJX Cos, Inc.	262	19,684
Tractor Supply Co.	237	17,967
Ulta Salon Cosmetics & Fragrance, Inc. (a)	120	30,594
Williams-Sonoma, Inc. ^	358	17,324
Total Specialty Retail		273,962
Technology Hardware, Storage & Peripherals - 1.2%
3D Systems Corporation (a) ^	1,561	20,746
Apple, Inc.	198	22,932
NetApp, Inc.	735	25,923
Western Digital Corporation ^	416	28,268
Total Technology Hardware, Storage & Peripherals		97,869
Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands, Inc.	650	14,021
Lululemon Athletica, Inc. (a)	316	20,537
NIKE, Inc. ^	331	16,825
Ralph Lauren Corporation	218	19,690
Under Armour, Inc. (a)	236	5,940
Under Armour, Inc. (a) ^	224	6,507
VF Corporation ^	298	15,898
Total Textiles, Apparel & Luxury Goods		99,418
Thrifts & Mortgage Finance - 1.2%
Capitol Federal Financial, Inc.	1,604	26,402
New York Community Bancorp, Inc.	1,256	19,983
TFS Financial Corporation	1,375	26,180
Washington Federal, Inc.	871	29,919
Total Thrifts & Mortgage Finance		102,484
Trading Companies & Distributors - 2.2%
Air Lease Corporation	642	22,040
Fastenal Co. ^	428	20,107
GATX Corporation	393	24,201
Herc Holdings, Inc. (a)	121	4,859
MSC Industrial Direct Co., Inc.	294	27,163
United Rentals, Inc. (a)	332	35,053
WESCO International, Inc. (a)	393	26,154
WW Grainger, Inc. ^	87	20,206
Total Trading Companies & Distributors		179,783
Water Utilities - 0.8%
American States Water Co.	495	22,553
American Water Works Co., Inc.	298	21,563
Aqua America, Inc.	630	18,925
Total Water Utilities		63,041
Total United States		7,653,915

Virgin Islands (UK) - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (a)	342	14,699

TOTAL COMMON STOCKS (Cost $7,820,316)		8,195,511

MUTUAL FUNDS - 0.6%
American Capital Ltd. (a)	1,418	25,411
Fifth Street Finance Corporation	4,258	22,865
TOTAL MUTUAL FUNDS (Cost $45,205)		48,276

SHORT-TERM INVESTMENTS - 14.7%
Mount Vernon Prime Portfolio, 1.00% (b) +	1,218,019	1,218,019
TOTAL SHORT-TERM INVESTMENTS (Cost $1,218,019)		1,218,019

Total Investments (Cost $9,083,540) - 114.2%		9,461,806
Other Liabilities in Excess of Assets - 14.2%		(1,173,159)
TOTAL NET ASSETS - 100.0%		$8,288,647

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2016.
^	All or a portion of this security is out on loan as of December 31, 2016. Total value of securities out on loan is $1,181,159.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,218,019 as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Spirited Funds/ETFMG Whiskey & Spirits ETF
Schedule of Investments
December 31, 2016 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 98.0%
Canada - 4.7%
Beverages - 4.7%
Corby Spirit and Wine Ltd. (a)	6,817	113,274

Chile - 1.4%
Beverages - 1.4%
Cia Cervecerias Unidas SA - ADR	1,662	34,869

France - 27.1%
Beverages - 22.3%
Marie Brizard Wine & Spirits SA (a)	8,379	157,529
Pernod Ricard SA	2,432	263,557
Remy Cointreau SA	1,376	117,354
Total Beverages		538,440
Textiles, Apparel & Luxury Goods - 4.8%
LVMH Moet Hennessy Louis Vuitton SE	604	115,335
Total France		653,775

Ireland - 0.5%
Beverages - 0.5%
C&C Group PLC	2,833	11,481

Italy - 4.9%
Beverages - 4.9%
Davide Campari-Milano SpA	12,009	117,438

Japan - 9.5%
Beverages - 9.5%
Asahi Group Holdings Ltd.	3,300	104,188
Kirin Holdings Co Ltd.	6,800	110,633
Takara Holdings, Inc.	1,700	15,651
Total Beverages		230,472

Philippines - 0.6%
Beverages - 0.6%
Emperador, Inc.	101,900	14,349

South Africa - 4.7%
Beverages - 4.7%
Distell Group Ltd.	10,774	113,751

Thailand - 4.7%
Beverages - 4.7%
Thai Beverage PCL	192,200	112,813

United Kingdom - 24.0%
Beverages - 24.0%
Diageo PLC	22,276	579,260
Stock Spirits Group PLC	1,797	4,003
Total Beverages		583,263

United States - 15.9%
Beverages - 15.9%
Brown-Forman Corporation	3,557	159,779
Constellation Brands, Inc.	734	112,530
MGP Ingredients, Inc.	2,251	112,505
Total Beverages		384,814

TOTAL COMMON STOCKS (Cost $2,437,569)		2,370,299

EXCHANGE TRADED FUNDS - 0.9%
iShares Short Treasury Bond ETF	200	22,060
TOTAL EXCHANGE TRADED FUNDS (Cost $22,078)		22,060

Total Investments (Cost $2,459,647) - 98.9%		2,392,359
Other Assets in Excess of Liabilities - 1.1%		27,160
TOTAL NET ASSETS - 100.0%		$2,419,519

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

ADR American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF, PureFunds™ Video Game Tech ETF, PureFunds™ Solactive FinTech ETF, PureFunds™ ETFx HealthTech ETF, Spirited Funds/ETFMG Whiskey & Spirits ETF, Etho Climate Leadership U.S. ETF, TierraXP Latin America Real Estate ETF, and BlueStar TA-BIGITech Israel Technology ETF (individually a “Fund,” collectively, the “Funds”). These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2016, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ETF Managers Trust

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2016:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$49,234,061	$—	$—	$49,234,061
Total Investments in Securities	$49,234,061	$—	$—	$49,234,061

PureFunds™ ISE Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$732,430,177	$—	$—	$732,430,177
Short Term Investments	231,963,040	—	—	231,963,040
Total Investments in Securities	$964,393,217	$—	$—	$964,393,217

PureFunds™ ISE Big Data ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,314,156	$—	$—	$2,314,156
Short Term Investments	387,574	—	—	387,574
Total Investments in Securities	$2,701,730	$—	$—	$2,701,730

PureFunds™ ISE Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$51,953,786	$—	$—	$51,953,786
Short Term Investments	15,025,135	—	—	15,025,135
Total Investments in Securities	$66,978,921	$—	$—	$66,978,921

PureFunds™ Drone Economy Strategy ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,071,309	$—	—	$8,071,309
Total Investments in Securities	$8,071,309	$—	—	$8,071,309

PureFunds™ Video Game Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,491,499	$—	—	$7,491,499
Total Investments in Securities	$7,491,499	$—	—	$7,491,499

Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,195,511	$—	$—	$8,195,511
Mutual Funds	48,276	—	—	48,276
Short Term Investments	1,218,019	—	—	1,218,019
Total Investments in Securities	$9,461,806	$—	$—	$9,461,806

TierraXP Latin America Real Estate ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,512,302	$—	$11,042	$2,523,344
Short Term Investments	49,648	—	—	49,648
Total Investments in Securities	$2,561,950	$—	$11,042	$2,572,992

ETF Managers Trust

BlueStar TA-BIGITech Israel Technology ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,966,546	$—	$—	$4,966,546
Short Term Investments	1,117 ,962	—	—	1,117,962
Total Investments in Securities	$6,084,508	$—	$—	$6,084,508

PureFunds™ Solactive FinTech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,323,523	$—	$—	$2,323,523
Total Investments in Securities	$2,323,523	$—	$—	$2,323,523

PureFunds™ ETFx HealthTech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,163,941	$—	$—	$1,163,941
Total Investments in Securities	$1,163,941	$—	$—	$1,163,941

Spirited Funds/ETFMG Whiskey & Spirits ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,370,299	$—	$—	$2,370,299
Exchange Traded Funds	22,060	—	—	22,060
Total Investments in Securities	$2,392,359	$—	$—	$2,392,359

^ See Schedule of Investment for classifications by sector or country.

Below are the transfers into or out of Levels 1 and 2 during the period ended December 31, 2016:

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Transfers into Level 1	$355,518
Transfers out of Level 1	—
Net Transfers in and/(out) of Level 1	$355,518

Transfers into Level 2	$—
Transfers out of Level 2	(355,518)
Net Transfers in and/(out) of Level 2	$(355,518)

The transfers from Level 2 to Level 1 are due to increased trading activity on December 31, 2016. Transfers between levels are recognized at the end of the reporting period.

Below are the transfers into or out of Levels 1 and 3 during the period ended December 31, 2016:

TierraXP Latin America Real Estate ETF
Transfers into Level 1	$—
Transfers out of Level 1	(11,042)
Net Transfers in and/(out) of Level 1	$(11,042)

Transfers into Level 3	$11,042
Transfers out of Level 3	—
Net Transfers in and/(out) of Level 3	$11,042

The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

TierraXP Latin America Real Estate ETF
Household Durables	$11,042
$11,042

The transfers from Level 1 to Level 3 are due to decreased trading activity on December 31, 2016. Transfers between levels are recognized at the end of the reporting period.

Each of PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF, PureFunds™ Video Game Tech ETF, PureFunds™ Solactive FinTech ETF, PureFunds™ ETFx HealthTech ETF, Spirited Funds/ETFMG Whiskey & Spirits ETF, Etho Climate Leadership U.S. ETF, TierraXP Latin America Real Estate ETF, and BlueStar TA-BIGITech Israel Technology ETF did not have any transfers between Levels 1 and 2 during the period ended December 31, 2016.

ETF Managers Trust

The Funds did not have any transfers into or out of Level 2 during the period ended December 31, 2016.

NOTE 2 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The Funds did not use derivatives during the period ended December 31, 2016.

NOTE 3 – FEDERAL INCOME TAXES

As of December 31, 2016, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$61,909,608	$1,039,965	$(13,715,512)	$(12,675,547)
PureFunds™ ISE Cyber Security ETF	1,054,237,730	49,888,322	(139,732,835)	(89,844,513)
PureFunds™ ISE Big Data ETF	2,808,046	115,715	(222,031)	(106,316)
PureFunds™ ISE Mobile Payments ETF	65,894,349	1,818,748	(734,176)	1,084,572
PureFunds™ Drone Economy Strategy ETF	7,753,289	827,890	(509,870)	318,020
PureFunds™ Video Game Tech ETF	7,175,268	786,228	(469,997)	316,231
Etho Climate Leadership U.S. ETF	9,084,091	641,333	(263,618)	377,715
TierraXP Latin America Real Estate ETF	2,446,378	394,987	(268,373)	126,614
BlueStar TA-BIGITech Israel Technology ETF	5,918,257	512,630	(346,379)	166,251
PureFunds™ Solactive FinTech ETF	2,486,348	66,752	(229,577)	(162,825)
PureFunds™ ETFx HealthTech ETF	1,245,391	31,937	(113,387)	(81,450)
Spirited Funds/ETFMG Whiskey & Spirits ETF	2,459,647	80,374	(147,662)	(67,288)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Managers Trust

By (Signature and Title)	/s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer

Date	February 27, 2017
*	Print the name and title of each signing officer under his or her signature.